Segment Information (Schedule Of Information For Revenues From External Customers By Destination And Long-Lived Assets Based On Physical Location) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues from the United States	¥ 228,932	¥ 190,243	¥ 167,553